Related-Parties Transactions	12 Months Ended
May 31, 2021
Related Party Transactions [Abstract]
Related-Parties Transactions
20.	RELATED-PARTIES TRANSACTIONS
The Group had the following significant balances and transactions with major related parties:

(a)	Amount due from/to related parties:

			Amounts due from related parties, current As of May 31,		Amounts due to related parties, current As of May 31,
	Notes	Relationship	2020	2021	2020	2021
			US$	US$	US$	US$
Metropolis Holding China Limited (“Metropolis”)	(1)	Company controlled by Mr. Yu	1,951	914	159	—
Others			1,433	3,204	1,431	33

Total			3,384	4,118	1,590	33

			Amounts due from related parties, non-current As of May 31,
	Notes	Relationship	2020	2021
			US$	US$
Metropolis	(1)	Company controlled by Mr. Yu	1,550	3,623
Beijing Dianshi Jingwei Technololy Co., Ltd (“Dianshi Jingwei”)	(2)	Equity method investee	21,024	—
Others			135	534

Total			22,709	4,157

(b)	Transactions:

			Rental expenses For the years ended May 31,
			2019	2020	2021
			US$	US$	US$
Metropolis	(1)	Company controlled by Mr. Yu	7,888	9,615	11,653

			Revenues For the years ended May 31,
			2019	2020	2021
			US$	US$	US$
Beijing Fishpond Software Technology Co., Ltd. (“Fishpond”)		Equity method investee	1,060	438	—
Others	(4)		—	41	1,114

Total			1,060	479	1,114

			Loans provided to related parties For the years ended May 31,
			2019	2020	2021
			US$	US$	US$
Dianshi Jingwei	(2)	Equity method investee	61,155	7,128	—
Beijing MaxEn International Education Consulting Company Limited (“Beijing MaxEn”)	(3)	Equity method investee	—	—	10,486
Total			61,155	7,128	10,486

			Cost For the years ended May 31,
			2019	2020	2021
			US$	US$	US$
EEO		Equity securities without readily determinable fair values investee	2,408	3,239	—
Beijing Dongfang Heli Investment and Development Ltd (“Dongfang Heli”)		Equity method investee	1,064	1,700	1,915
Others	(4)		460	31	175

Total			3,932	4,970	2,090

(1)
Starting in April 2010, the Group began renting a large portion of a building owned by Metropolis for office space. In March 2012, Metropolis was acquired by a company wholly-owned by Mr. Yu, the Group’s executive chairman. As a result, Metropolis became a related party of the Group. As of May 31, 2020 and 2021, the current amounts due from Metropolis were US$1,951 and US$914, respectively and the non-current
amounts due from Metropolis were US$1,550 and US$3,623, respectively. Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2020 and 2021, the ROU assets related to the leases rented from Metropolis were US$15,828 and US$19,158, respectively, and the relevant lease liabilities were US$15,475 and US$18,965, respectively.

(2)
In April 2016, the Group sold 51% of the equity interest of its fully-owned subsidiary Dianshi Jingwei and Dianshi Jingwei became an equity method investee of the Group. As of May 31, 2020, amounts due from Dianshi Jingwei included five outstanding loans provided by the Group with no interest accrued. During the year ended of May 31, 2021, Dianshi Jingwei fully repaid the loan balance amounting to US$21,024.

(3)
During the year ended May 31, 2021, the Group provided the loans in aggregate of US$10,486 to Beijing MaxEn, an equity method investee of the Group. As of May 31, 2021, the outstanding balance of the loans was US$5,497, which was fully impaired.

(4)	As of May 31, 2020 and 2021, the transactions in “others” included the revenue and cost from long-term investees.